Supplementary Financial Statements Information (Currencies) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 56,041	$ 241,943	$ 80,339	$ 105,815
US Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	32,542	225,283
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	21,563	13,566
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,936	$ 3,094